Offerings	Oct. 31, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, $0.0016 par value, underlying Warrants
Amount Registered | shares	253,425
Proposed Maximum Offering Price per Unit	0.73
Maximum Aggregate Offering Price	$ 185,000.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 25.54
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares offered hereby and the shares issuable upon exercise of warrants also include an indeterminate number of additional shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions.

With respect to the shares underlying the warrants offered by the selling shareholders, $0.73 per share, which is the exercise price of the warrants, for purposes of calculating the registration fee pursuant to Rule 457(g) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, $0.0016 par value
Amount Registered | shares	4,500,000
Proposed Maximum Offering Price per Unit	0.4450
Maximum Aggregate Offering Price	$ 2,002,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 276.54
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares offered hereby and the shares issuable upon exercise of warrants also include an indeterminate number of additional shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions.

With respect to the shares offered by the selling shareholders, estimated at $0.4450 per share, the average of the high and low prices as reported on The Nasdaq Capital Market on October 30, 2025, for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, $0.0016 par value underlying Warrants
Amount Registered | shares	13,500,000
Proposed Maximum Offering Price per Unit	0.48
Maximum Aggregate Offering Price	$ 6,480,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 894.88
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares offered hereby and the shares issuable upon exercise of warrants also include an indeterminate number of additional shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions.

With respect to the shares underlying the warrants offered by the selling shareholders, $0.48 per share, which is the exercise price of the warrants, for purposes of calculating the registration fee pursuant to Rule 457(g) under the Securities Act.